August 11, 2009

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Scottsdale Funds (the Trust)
File No. 333-11763

Commissioners,

Enclosed is the 19th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this amendment is to introduce seven new series to the Trust. Each series will offer ETF, Institutional, and Signal Share Classes. The outside front cover of the Funds’ prospectuses will include the pre-effective language required by Rule 481(b)(2). Please note that the registrant changed its name from Vanguard Treasury Fund to Vanguard Scottsdale Funds, effective August 11, 2009.

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, we have designated an effective date of November 2, 2009. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
Securities & Exchange Commission